Label	Element	Value
Capital Link NextGen Protocol ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Link NextGen Protocol ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Capital Link NextGen Protocol ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the ATFI Global NextGen Fintech Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2020, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index was designed by Innovation Labs Ltd., the Fund’s index creator (the “Index Creator”), to measure the performance of a diversified group of publicly-listed companies that use, or are involved in, blockchain (“Blockchain Innovators”). The Index has been licensed by Innovation Shares LLC (the “Index Provider”).

The term “blockchain” generally refers to a decentralized, peer-to-peer distributed ledger used to record transaction and ownership records. Transactions on a blockchain are permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by network participants known as “miners.” Each newly recorded block of transactions refers back to and “connects” with the immediately prior recorded block of the public ledger, similar to pages of other types of transaction ledgers. Each new block records outstanding transactions, and outstanding transactions are settled and validated through such recording. Among other things, blockchain enables the existence of cryptocurrencies, which are a form of digital asset designed to enable purchases, sales and other financial transactions. Companies across a wide variety of industries are exploring the possible applications of blockchain to their business, including commodity trading firms, financial services companies, and companies in the transportation industry. The extent of blockchain’s versatility has not yet been fully explored. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of companies eligible for inclusion in the Index may have minimal ties to blockchain.The Fund will not invest in cryptocurrency directly or indirectly through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to cryptocurrency by virtue of its investments in companies that may use one or more cryptocurrencies as part of their business activities.

The Index is constructed using a proprietary algorithmic stock selection methodology (the “Methodology”) that begins with an initial universe of companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by the Index Creator according to the rules-based Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion.

From this initial universe, companies are screened according to the Methodology for their involvement in, investment in, or adoption of cryptocurrency and blockchain technology using the Index Creator’s natural language processing (“NLP”) algorithm. The NLP algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The NLP algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are strongly tied to blockchain technology and any derivatives of that technology. These strongly-tied screened companies are then grouped into four “Stakeholder” categories, as determined by the Index Creator’s Index Committee: (1) Cryptocurrency Payees: companies that accept cryptocurrency as payment and are developing blockchain payment solutions; (2) Mining Enablers: companies that create hardware to enable creation of new blockchains or are mining blockchains as their main business; (3) Solutions Providers: companies that assist organizations in the creation and implementation of blockchain applications; and (4) Blockchain Users: companies that primarily use blockchain technology to increase their own operational efficiencies, optimize settlement processes, enhance their customers’ experience and/or increase data security/integrity.

Once eligible companies are grouped into the four Stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a Stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their Stakeholder category; (2) the maximum number of Index components in each Stakeholder category is capped at 15; (3) the initial weight of an Index component at the time of reconstitution is based on its market capitalization; (4) the individual weighting of an Index component is capped at 5% at the time of reconstitution; (5) if the collective weight of Index components within a category exceeds 40% at the time of reconstitution, the weightings of Index components are reduced proportionally so that their collective weight equals 40%; and (6) if at the time of reconstitution, the sum of the weights of the five largest positions totals more than 22.5%, the individual weights are reduced proportionally so that their collective weight is no more than 22.5% of the Index. Index components are reconstituted semi-annually in June and December and re-balanced on a quarterly basis to their original weights set at the reconstitution preceding the quarterly rebalance. In between each quarterly rebalance, should the weight of the five largest positions grow to more than 25% of the Index, the Index will initiate an extraordinary rebalance to bring the weight of such positions to below 22.5% of the Index. As of March 1, 2021, the Index was comprised of 43 component securities.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but which the Adviser or the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2021, the Index was concentrated in the IT services industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2021, a significant portion of the Index consisted of companies in the information technology sector.

The Index was created by Innovation Labs Ltd. and is provided via license by Innovation Shares LLC, neither of which is an affiliate of the Fund or the Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser or the Index Provider. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sublicensing rights to the Index to the Fund at no charge.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its total assets in securities of the Index.The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2021, the Index was concentrated in the IT services industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2021, a significant portion of the Index consisted of companies in the information technology sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Blockchain Technology Risk. Blockchain technology is a new and developing technology protocol used by Blockchain Innovators to optimize their business practices, whether by using blockchain technology within their business or operating business lines involved in the operation of blockchain technology. Currently, there are few public companies for which blockchain technology represents an attributable and significant revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests. In addition, an investment in companies actively engaged in blockchain technology may be subject to the risks:

●	that blockchain technology is new and many of its uses may be untested; that the cryptographic keys necessary to transact on a blockchain may be subject to theft, loss, or destruction; that competing platforms and technologies may be developed such that consumers or investors use an alternative to blockchain;
●	that companies that use blockchain technology may be subject to cybersecurity risk; that companies may not be able to develop blockchain technology applications or may not be able to capitalize on those technologies;
●	that blockchain companies may be subject to the risks posed by conflicting intellectual property claims;
●	that there may be a lack of liquid markets and possible manipulation of blockchain-based assets;
●	that there may be risks posed by the lack of regulation in this space; and
●	that blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Cryptocurrency Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in cryptocurrencies. In particular, the Cryptocurrency Payees in which the Fund may invest may be subject to the risk that: the technology that facilitates the transfer of a cryptocurrency could fail; the decentralized, open source protocol of the peer-to-peer cryptocurrency computer network could be affected by Internet connectivity disruptions, fraud or cybersecurity attacks; such network may not be adequately maintained by its participants; because cryptocurrency is a new technological innovation with a limited history, it is a highly speculative asset; future regulatory actions or policies may limit the ability to exchange a cryptocurrency or utilize it for payments; the price of a cryptocurrency may be impacted by the transactions of a small number of holders of such cryptocurrency; and that a cryptocurrency will decline in popularity, acceptance or use, thereby impairing its price.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. ADRs are dollar-denominated depositary receipts typically issued by an American bank or trust company that evidence an ownership interest in a security or pool of securities issued by a foreign corporation. ADRs are listed and traded in the United States and designed for use in the U.S. securities markets. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described herein. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of March 1, 2021, the Fund was concentrated in the IT services industry.

IT Services Industry Concentration Risk. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk. The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund's portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Tracking Stock Risk. Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.cli-etfs.com or by calling toll-free 833-466-6383.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-466-6383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cli-etfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	23.39%	Q2/2020
Lowest Return	-17.07%	Q4/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Capital Link NextGen Protocol ETF | ATFI Global Fintech Leaders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ATFI Global Fintech Leaders Index
1 Year	rr_AverageAnnualReturnYear01	32.65%
Since Inception	rr_AverageAnnualReturnSinceInception	16.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018
Capital Link NextGen Protocol ETF | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018
Capital Link NextGen Protocol ETF | Capital Link NextGen Protocol ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2019	rr_AnnualReturn2019	32.04%
Annual Return 2020	rr_AnnualReturn2020	31.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.99%
Since Inception	rr_AverageAnnualReturnSinceInception	16.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018
Capital Link NextGen Protocol ETF | Capital Link NextGen Protocol ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018
Capital Link NextGen Protocol ETF | Capital Link NextGen Protocol ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2018